Apr. 29, 2026
Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio
Investment Objectives:
The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses(1)	0.33%
Total Annual Portfolio Operating Expenses	1.28%
Fee Waiver and/or Reimbursement(2)	(0.01)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.27%

(1)  Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(2)  The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC, (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.94% of average daily net assets attributable to the Portfolio's shares. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$129	$405	$701	$1,544

1 Year	3 Years	5 Years	10 Years
$129	$405	$701	$1,544

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2025, the Portfolio's portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies:

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by BlackRock Investment Management, LLC ("BlackRock" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management, LLC ("Milliman" or a "Sub-Adviser"). BlackRock manages the Capital Appreciation and Income Component pursuant to a "fund of funds" strategy that seeks to achieve its objective by investing in a combination of one or more mutual funds and exchange-traded funds ("ETFs") that are affiliated with BlackRock and are offered through different prospectuses (collectively, "Underlying Funds"). Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component.

In managing the Capital Appreciation and Income Component, BlackRock will invest in a mix of Underlying Funds in different combinations and weightings pursuant to an asset allocation strategy determined by BlackRock. BlackRock may also invest a portion of the Capital Appreciation and Income Component in cash or cash equivalents. Under normal market conditions, BlackRock expects to allocate approximately 40-70% of the Capital Appreciation and Income Component assets to equity-based Underlying Funds, and approximately 30-60% to fixed-income-based Underlying Funds, although BlackRock may modify the target allocation from time to time.

The Underlying Funds may include funds that invest primarily in equity securities or certain other instruments described below (referred to as "equity funds"), funds that invest primarily in fixed-income securities (referred to as "fixed-income funds"), and funds that invest in a mix of securities and other instruments in which equity funds and fixed-income funds invest (referred to as "multi-asset funds"). Equity funds may include funds that invest in, among other things: domestic and international equities of any market capitalization; real estate-related securities or instruments, including real estate investment trusts ("REITs"); and commodity-related securities or instruments. Fixed-income funds may include funds that invest in a wide range of debt securities, including, among other things: debt securities of varying maturities; debt securities paying fixed or fluctuating rates of interest; debt securities convertible into equity securities; domestic and non-U.S. bonds; securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, by foreign governments, international agencies or supranational entities, or by domestic or foreign private issuers; mortgage-backed securities; high yield (or junk) bonds; corporate loans; distressed securities; inflation-indexed bonds; structured notes; credit-linked notes; loan assignments and loan participations; and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. Investments in multi-asset funds will count toward the target allocation ranges for both equity and fixed-income funds. The portion of such investments attributable to each target allocation range will be determined based on a multi-asset fund's underlying investments in equity and fixed-income instruments. Certain Underlying Funds may also invest in commodity-related instruments or in derivative instruments, such as futures, options, forward contracts, and/or swaps.

BlackRock may allocate a significant portion of the Capital Appreciation and Income Component to a single Underlying Fund, the BlackRock Global Allocation V.I. Fund, which invests in a portfolio of equity, debt and money market securities.

The allocation to equity funds may be further diversified by style factors (including, without limitation, value and growth), market capitalization (including both large cap and small cap funds), region (including domestic and international or emerging markets funds), or other factors. The allocation to fixed-income funds may be further diversified by sector (including government, corporate, agency, mortgage-backed securities and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location (including U.S. and foreign-issued securities), or other factors.

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Performance:

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P Global Managed Risk LargeMidCap Index – Moderate Conservative serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The MSCI All Country World Index ("MSCI ACWI Index") (Net Total Return, USD) serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Prior to May 1, 2019, the Capital Appreciation and Income Component of the Portfolio was managed pursuant to a different investment strategy by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser and the prior investment strategy.

Class II Annual Total Return by Calendar Year

Highest Quarter	4th Quarter 2023	8.10%
Lowest Quarter	1st Quarter 2020	-8.01%

Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
	One Year	Five Years	Ten Years
Class II shares return before taxes	9.13%	4.58%	5.19%
S&P Global Managed Risk LargeMidCap Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)	11.34%	5.93%	6.71%
MSCI ACWI Index (Net Total Return, USD) (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%